ACCOUNTING PRINCIPLES - Use of judgment and estimate (Details) - USD ($)	May 18, 2020	Sep. 27, 2011	Dec. 28, 2009
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 1,250,000,000	$ 1,000,000,000	$ 750,000,000